Derivative Financial Instruments - Summary of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 297	£ 296
Liabilities	215	424
Derivative financial assets, Current	162	186
Derivative financial assets, Non-current	135	110
Assets, Derivatives - in respect of net debt	158	184
Assets, Derivatives - other	139	112
Derivative financial liabilities, Current	91	156
Derivative financial liabilities, Non-current	124	268
Liabilities, Derivatives - in respect of net debt	146	297
Liabilities, Derivatives - other	69	127
Net debt	31,215	31,253	£ 34,640
Derivatives in respect of net debt
Disclosure Of Derivative Financial Instruments [Line Items]
Net debt	(12)	113	£ 170
interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	44	11
Liabilities	92	270
– cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	105	100
Liabilities	5	16
– forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	148	185
Liabilities	118	131
– embedded derivative relating to associates
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	0
Liabilities	0	7
Fair value hedges | interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	44	11
Liabilities	92	270
Fair value hedges | – cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	19
Liabilities	5	0
Cash flow hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	166	152
Liabilities	43	49
Cash flow hedges | – cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	105	81
Liabilities	0	16
Cash flow hedges | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	61	71
Liabilities	43	33
Net investment hedges | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	65	35
Liabilities	18	67
Held-for-trading | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	22	79
Liabilities	£ 57	£ 31